JPMorgan Short Duration Bond Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Short Duration Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/OGLVX; C/OSTCX; I/HLLVX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.